Income Taxes	3 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
Note 5. Income Taxes

	Three Months Ended March 31,
	2023	2022
	(Dollars in millions)
Tax expense	$27	$37
Effective tax rate	25.0%	29.6%

The effective tax rates for the three months ended March 31, 2023 and 2022 were 25.0% and 29.6%, respectively. The change in the effective tax rate for the three months ended March 31, 2023 compared to the prior period is primarily related to a decrease in tax reserve true ups and additional global research and development benefits.

The effective tax rate for the three months ended March 31, 2023 was higher than the U.S. federal statutory rate of 21% primarily because of U.S. taxes on international operations and withholding taxes, partially offset by lower taxes on non-U.S. earnings and global research and development benefits.
The effective tax rate can vary from quarter to quarter due to changes in the Company’s global mix of earnings, the resolution of income tax audits, changes in tax laws (including updated guidance on U.S. tax reform), deductions related to employee share-based payments, internal restructurings, and pension mark-to-market adjustments.